Investment Portfolioas of March 31, 2026 (Unaudited)
DWS International Opportunities VIP
	Shares	Value ($)

Common Stocks 97.7%
Canada 5.8%
Agnico Eagle Mines Ltd.	2,505	508,473
Brookfield Corp.	14,970	606,612
Shopify, Inc. "A"*	724	85,906
(Cost $320,051)		1,200,991
China 4.9%
ANTA Sports Products Ltd.	9,200	90,018
BYD Co., Ltd. "H"	7,700	105,468
Ping An Insurance Group Co. of China Ltd. "H"	45,000	347,808
Tencent Holdings Ltd.	7,300	459,728
(Cost $803,717)		1,003,022
Denmark 0.6%
Novo Nordisk A/S "B" (Cost $286,114)	3,374	124,396
Finland 0.6%
Amer Sports, Inc.* (a) (Cost $69,555)	4,025	132,503
France 13.3%
Air Liquide SA	1,488	307,908
Airbus SE	1,418	268,136
Capgemini SE	885	104,277
Cie de Saint-Gobain SA	2,713	224,488
EssilorLuxottica SA	267	62,159
LVMH Moet Hennessy Louis Vuitton SE	359	195,527
Safran SA	639	208,509
Schneider Electric SE	1,567	424,679
TotalEnergies SE	4,815	442,766
Vinci SA	3,428	514,112
(Cost $1,937,208)		2,752,561
Germany 10.4%
adidas AG	796	128,439
Allianz SE (Registered)	1,509	633,952
Auto1 Group SE*	6,756	119,492
Deutsche Boerse AG	1,435	418,796
MTU Aero Engines AG	503	183,128
RWE AG	1,570	105,703
SAP SE	1,275	218,252
Siemens Energy AG	1,014	171,838
Siemens Healthineers AG 144A	4,090	174,342
(Cost $1,571,198)		2,153,942

Hong Kong 2.1%
Alibaba Group Holding Ltd.	11,400	177,296
Techtronic Industries Co., Ltd.	18,597	246,165
(Cost $315,944)		423,461
Ireland 2.1%
CRH PLC (a)	908	95,449
Experian PLC	3,667	127,047
Kerry Group PLC "A"	2,742	217,464
(Cost $404,937)		439,960
Israel 0.6%
Cellebrite DI Ltd.* (b)	4,519	62,272
Check Point Software Technologies Ltd.* (b)	416	59,425
(Cost $174,877)		121,697
Italy 0.5%
Stevanato Group SpA (a) (Cost $201,407)	7,348	101,035
Japan 5.2%
Fast Retailing Co., Ltd.	790	312,416
Hoya Corp.	2,200	386,201
Keyence Corp.	700	247,711
SoftBank Group Corp.	5,300	128,349
(Cost $582,795)		1,074,677
Korea 2.9%
Samsung Electronics Co., Ltd.	3,730	438,132
SK Hynix, Inc.	294	167,970
(Cost $323,121)		606,102
Luxembourg 0.5%
Globant SA* (a) (Cost $166,573)	2,391	110,249
Netherlands 9.2%
ABN AMRO Bank NV REG S	3,629	115,655
Adyen NV 144A*	83	83,410
Argenx SE*	125	91,011
ASML Holding NV	608	807,548
BE Semiconductor Industries NV	463	99,239
ING Groep NV	18,619	484,962
NXP Semiconductors NV (b)	667	131,306
Universal Music Group NV	4,809	93,326
(Cost $992,344)		1,906,457
Singapore 4.6%
DBS Group Holdings Ltd.	17,220	766,264
Sea Ltd. (ADR)*	1,280	105,997
Trip.com Group Ltd.*	1,500	73,976
(Cost $372,380)		946,237
Sweden 4.0%
Assa Abloy AB "B"	7,931	285,435

Atlas Copco AB "A"	5,788	102,274
Spotify Technology SA* (a)	884	428,660
(Cost $453,563)		816,369
Switzerland 8.8%
Galderma Group AG	238	46,369
Lonza Group AG (Registered)	1,025	654,749
Nestle SA (Registered)	3,033	298,947
Roche Holding AG	799	315,663
Sandoz Group AG	5,234	408,000
Sportradar Group AG "A"* (b)	5,341	89,408
(Cost $1,054,863)		1,813,136
Taiwan 5.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $211,642)	21,000	1,203,540
United Kingdom 7.3%
AstraZeneca PLC	2,361	458,155
Birkenstock Holding PLC* (a)	1,815	65,032
Halma PLC	4,822	244,658
HSBC Holdings PLC	21,053	343,521
RELX PLC	2,165	71,110
Rentokil Initial PLC	40,063	249,372
Verisure PLC*	7,143	73,812
(Cost $1,209,582)		1,505,660
United States 7.6%
Brookfield Asset Management Ltd. "A"	3,518	156,415
Ferguson Enterprises, Inc.	919	214,366
Flutter Entertainment PLC "DI"* (c)	482	49,563
Johnson Controls International PLC	598	78,308
Marsh & McLennan Companies, Inc.	1,884	326,780
Mastercard, Inc. "A"	379	189,371
NVIDIA Corp.	1,405	245,032
SLB Ltd.	4,380	225,088
Sunbelt Rentals Holdings, Inc. (c)	1,257	80,140
(Cost $804,056)		1,565,063
Uruguay 0.9%
MercadoLibre, Inc.* (Cost $160,452)	106	183,276
Total Common Stocks (Cost $12,416,379)		20,184,334

Preferred Stocks 0.5%
Germany
Sartorius AG (Cost $100,943)	424	106,000

Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 3.66% (d) (Cost $353,176)	353,176	353,176

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $12,870,498)	99.9	20,643,510
Other Assets and Liabilities, Net	0.1	30,325
Net Assets	100.0	20,673,835

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2026	Value ($) at 3/31/2026
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (d) (e)
76,313	—	76,313 (f)	—	—	119	—	—	—
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 3.66% (d)
236,725	1,655,536	1,539,085	—	—	1,847	—	353,176	353,176
313,038	1,655,536	1,615,398	—	—	1,966	—	353,176	353,176

*	Non-income producing security.
(a)	Listed on the New York Stock Exchange.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the London Stock Exchange.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

At March 31, 2026 the DWS International Opportunities VIP had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Financials	4,473,546	22%
Information Technology	4,225,517	20%
Industrials	3,522,918	17%
Health Care	2,928,079	14%
Consumer Discretionary	1,828,411	9%
Communication Services	1,110,063	5%
Materials	911,830	4%
Energy	667,855	3%
Consumer Staples	516,412	3%
Utilities	105,703	1%
Total	20,290,334	98%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$1,200,991	$—	$—	$1,200,991
China	—	1,003,022	—	1,003,022
Denmark	—	124,396	—	124,396
Finland	132,503	—	—	132,503
France	—	2,752,561	—	2,752,561
Germany	—	2,153,942	—	2,153,942
Hong Kong	—	423,461	—	423,461
Ireland	95,449	344,511	—	439,960
Israel	121,697	—	—	121,697
Italy	101,035	—	—	101,035
Japan	—	1,074,677	—	1,074,677
Korea	—	606,102	—	606,102
Luxembourg	110,249	—	—	110,249
Netherlands	131,306	1,775,151	—	1,906,457
Singapore	105,997	840,240	—	946,237
Sweden	428,660	387,709	—	816,369
Switzerland	89,408	1,723,728	—	1,813,136
Taiwan	—	1,203,540	—	1,203,540
United Kingdom	65,032	1,440,628	—	1,505,660
United States	1,435,360	129,703	—	1,565,063
Uruguay	183,276	—	—	183,276
Preferred Stocks	—	106,000	—	106,000
Short-Term Investments	353,176	—	—	353,176
Total	$4,554,139	$16,089,371	$—	$20,643,510
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
VS2IO-PH1